INVENTORIES	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES

Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following:

	December 31, 2020	June 30, 2020
Raw materials	$633,073	$666,981
Work-in-process	960,245	500,331
Finished goods	1,972,130	2,096,538
Total Inventories	$3,565,448	$3,263,850

The Company recorded no inventory markdown for the three and six months ended December 31, 2020 and 2019.

NOTE 4 - INVENTORIES

Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following:

	June 30, 2020	June 30, 2019
Raw materials	$666,981	$471,189
Work-in-process	500,331	1,719,426
Finished goods	2,096,538	1,188,531
Total Inventories	$3,263,850	$3,379,146

The Company recorded no inventory markdown for the years ended June 30, 2020 and 2019.